Investments in Other Entities (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of joint ventures [abstract]
Summary of Investments in Other Entities	As of December 31, 2020 and 2019 the investment in other entities is comprised of the following:

	2020	2019
Investment in Associates and Joint Ventures	Ps. 7,623	Ps. 9,751

Summary of Associates and Joint Ventures
Details of the investment in associates and joint ventures accounted for under the equity method at the end of the reporting period are as follows:

			Ownership Percentage		Carrying Amount
Investee	Principal Activity	Place of Incorporation	2020	2019	2020	2019
Joint ventures:
Compañía Panameña de Bebidas, S.A.P.I. de C.V.	Beverages	Mexico	50.0%	50.0%	Ps. —	Ps. 486
Dispensadoras de Café, S.A.P.I. de C.V.	Services	Mexico	50.0%	50.0%	181	172
Fountain Agua Mineral, LTDA	Beverages	Brazil	50.0%	50.0%	720	851

Associates:
Promotora Industrial Azucarera, S.A. de C.V. (“PIASA”) (1)	Sugar production	Mexico	36.4%	36.4%	3,335	3,274
Jugos del Valle, S.A.P.I. de C.V. (1)	Beverages	Mexico	28.8%	28.8%	1,945	1,929
Leao Alimentos e Bebidas, LTDA (1)	Beverages	Brazil	24.7%	24.7%	446	1,931
Industria Envasadora de Querétaro, S.A. de C.V. (“IEQSA”) (1)	Canned bottling	Mexico	26.5%	26.5%	192	194
Industria Mexicana de Reciclaje, S.A. de C.V. (“IMER”) (1)	Recycling	Mexico	35.0%	35.0%	121	121
Others	Various	Various	Various	Various	683	793
					Ps. 7,623	Ps. 9,751
Accounting method:
(1)The Company has significant influence due to the fact that it has power to participate in the financial and operating policy decisions of the investee.